Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 118	$ 39	$ 49
Cash payment on acquisition of property, plant and equipment	73	22	98
Depreciation of property, plant and equipment	109	126	109
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	199	63
Motor Vehicles Held For Leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in property plant and equipment	$ 6	$ 15	$ 32
Motor Vehicles Held For Leasing [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	12.20%	11.70%	11.40%
Motor Vehicles Held For Leasing [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	18.80%	25.10%	25.40%
Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	$ 41	$ 23
Cash payment on acquisition of property, plant and equipment	21	6
Secured Bank Loan Financing [Member] | Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through secured bank loan financing	20	17
Leased Properties And Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 118	$ 39